Supplementary information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Supplementary information
Note 33 – Supplementary information
Constitutional Amendment (EC) nº 103/2019
Approved by the National Congress in October 2019 and enacted in November 2019, it provides for the social security and other matters, also addressing the increase of the tax rate of Social Contribution on Net Income for banks set forth in item I of paragraph 1 of article 1 of Supplementary Law No. 105, of January 10, 2001, which will be 20% as from its effective date.
The effects of tax credits are reflected in Note 24 – Taxes.